091-16137fm

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

| OMB APPROVAL | |
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| OMB Number: | 3235-0504 |
| Expires: | August 31, 2013 |
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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL - 2 2013
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   PowerShares Global Short Term High Yield Bond Portfolio
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   PGHY
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

13005703

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:

Date:
JUNE 27, 2013

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 02 2013 |

# CHX
Chicago Stock Exchange

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL - 2 2013
DIVISION OF TRADING & MARKETS

June 27, 2013

**By UPS**

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

**Re: Forms 19b-4(e) for various exchange traded products**

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

| | |
|---|---|
| BXUC | Barclays Long C Leveraged ETN's Linked to the S&P 500 due 11/20/14 |
| CSCB | Credit Suisse Commodity Benchmark ETN |
| CSCR | Credit Suisse Commodity Rotation ETN |
| FINF | ProShares Short 30 Year Treasury Inflation Protected Securities/Treasury Yield Spread |
| HSPX | Horizons S&P 500 Covered Call ETF |
| ICOL | iShares Morgan Stanley Capital International Colombia Capped ETF |
| MDIV | First Trust Multi-Asset Diversified Income Index Fund |
| NAGS | Teucrium natural Gas Fund |
| ONEF | Russell Equity ETF |
| PCEF | PowerShares CEF Income Composite Portfolio |
| PEX | ProShares Global Listed Private Equity ETF |
| PFEM | PowerShares Fundamental Emerging Markets Local Debt Portfolio |
| PFIG | PowerShares Fundamental Investment Grade Corporate Bond Portfolio |
| PFXF | Market Vectors Preferred Securities ex Financials |
| PGHY | PowerShares Global Short Term High Yield Bond Portfolio |
| PHDG | PowerShares S&P 500 Downside Hedged Portfolio |
| PICB | PowerShares International Corporate Bond Portfolio |
| PSK | SPDR Wells Fargo Preferred Stock ETF |
| PXLG | PowerShares Fundamental Pure Large Growth Portfolio |
| PXLV | PowerShares Fundamental Pure Large Value Portfolio |
| QAI | IQ Hedge Multi-Strategy Tracker ETF |
| RINF | ProShares 30 Year Treasury Inflation Protected Securities/Treasury Yield Spread) |
| TDIV | First Trust NASDAQ Technology Dividend Index Fund |

Act Securities Exchange Act of 1934
Section 19b-4
Public Availability: JUL 0 2 2013

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures